PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY

                             THE BIG EDGE CHOICE(R)



        SUPPLEMENT DATED AUGUST 15, 2000 TO PROSPECTUS DATED MAY 1, 2000
                  The information contained in this supplement
                      updates and revises your prospectus.


--------------------------------------------------------------------------------
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series


           THESE FUNDS ARE NOT YET AVAILABLE TO CALIFORNIA RESIDENTS
                   AND ARE PENDING CALIFORNIA STATE APPROVAL.


--------------------------------------------------------------------------------
THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "SUMMARY OF EXPENSES":


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

==========================================================================================================================
                                                                          OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
SERIES                                         MANAGEMENT   RULE 12b-1        BEFORE          BEFORE          AFTER
                                                  FEES         FEES        REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R)          .35%        N/A          .45%            .80%(1)         .50%(2)
Phoenix-Engemann Small & Mid-Cap Growth            .90%        N/A          .70%           1.60%(1)        1.15%(2)
==========================================================================================================================

 1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth, Phoenix-Bankers Trust Nasdaq-100 Index(R) and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix-Engemann Small & Mid-Cap Growth and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
 2 Reflects the effect of any management fee waivers and reimbursement of expenses.



TF 624                                                               Page 1 of 2

It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors, which affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES--

 If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............    $88            $122            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............       96             144            N/A           N/A


If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............    $88            $122            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............       96             144            N/A           N/A


If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                  ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............    $24            $ 73            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............       32              97            N/A           N/A

================================================================================================================================

THE FOLLOWING SERIES ARE ADDED TO THE SECTION TITLED "INVESTMENTS OF THE
ACCOUNT":

     PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

--------------------------------------------------------------------------------
THE FOLLOWING ADVISORS, SUBADVISORS AND INVESTMENT OPTIONS ARE ADDED TO THE SECTION TITLED "INVESTMENT ADVISORS":


   INVESTMENT ADVISOR: PHOENIX INVESTMENT COUNSEL, INC.
   SUBADVISOR: ROGER ENGEMANN & ASSOCIATES, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series

   INVESTMENT ADVISOR: PHOENIX VARIABLE ADVISORS, INC.
   SUBADVISOR: BANKERS TRUST COMPANY
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series

--------------------------------------------------------------------------------


        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF 624                                                               Page 2 of 2

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY



                            THE PHOENIX EDGE(R) --VA



        SUPPLEMENT DATED AUGUST 15, 2000 TO PROSPECTUS DATED MAY 1, 2000
                  The information contained in this supplement
                      updates and revises your prospectus.



--------------------------------------------------------------------------------
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series


           THESE FUNDS ARE NOT YET AVAILABLE TO CALIFORNIA RESIDENTS
                   AND ARE PENDING CALIFORNIA STATE APPROVAL.


--------------------------------------------------------------------------------
THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "SUMMARY OF EXPENSES":


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

===========================================================================================================================
                                                                         OTHER EXPENSES  TOTAL EXPENSES   TOTAL EXPENSES
SERIES                                          MANAGEMENT   RULE 12b-1      BEFORE          BEFORE          AFTER
                                                   FEES        FEES       REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R)          .35%        N/A            .45%            .80%(1)           .50%(2)
Phoenix-Engemann Small & Mid-Cap Growth            .90%        N/A            .70%           1.60%(1)          1.15%(2)
===========================================================================================================================

 1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth, Phoenix-Bankers Trust Nasdaq-100 Index(R) and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix-Engemann Small & Mid-Cap Growth and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
 2 Reflects the effect of any management fee waivers and reimbursement of expenses.



TF 625                                                               Page 1 of 3

 It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors, which affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES--

 If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 1 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $84            $117           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        91             140           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 2 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $87            $127           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        95             150           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 3 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $88            $130           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        95             153           N/A           N/A


If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 1 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $84            $117           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        91             140           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 2 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $87            $127           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        95             150           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 3 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $88            $130           N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        95             153           N/A           N/A


If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 1 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $19            $58            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        27             82            N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 2 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $22            $69            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        30             93            N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
BENEFIT OPTION 3 CONTRACTS                                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------                                        ------         -------        -------       --------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series...............     $23            $72            N/A           N/A
Phoenix-Engemann Small & Mid-Cap Growth Series...............        31             96            N/A           N/A


---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING SERIES ARE ADDED TO THE SECTION TITLED "INVESTMENTS OF THE
ACCOUNT":

     PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

TF 625                                                               Page 2 of 3

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

--------------------------------------------------------------------------------
THE FOLLOWING ADVISORS, SUBADVISORS AND INVESTMENT OPTIONS ARE ADDED TO THE SECTION TITLED "INVESTMENT ADVISORS":


   INVESTMENT ADVISOR: PHOENIX INVESTMENT COUNSEL, INC.
   SUBADVISOR: ROGER ENGEMANN & ASSOCIATES, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series

   INVESTMENT ADVISOR: PHOENIX VARIABLE ADVISORS, INC.
   SUBADVISOR: BANKERS TRUST COMPANY
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series

--------------------------------------------------------------------------------

        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




TF 625                                                               Page 3 of 3